Organization and Business Activities	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Organization and Business Activities

NOTE 1—ORGANIZATION AND BUSINESS ACTIVITIES

Organization

On June 3, 2010, Bain Capital Everest Manager Holding SCA (the “Parent”), an affiliate of Bain Capital Partners, LLC (“Bain Capital”), was formed through investment funds advised or managed by Bain Capital. Dow Europe Holding B.V. (together with The Dow Chemical Company, “Dow”) retained an indirect ownership interest in the Parent. Trinseo S.A. (“Trinseo”, and together with its subsidiaries, the “Company”) was also formed on June 3, 2010, incorporated under the existing laws of the Grand Duchy of Luxembourg. At that time, all common shares of Trinseo were owned by the Parent. On June 17, 2010, Trinseo acquired 100% of the former Styron business from Dow. The Company commenced operations immediately upon the acquisition of the former Styron business from Dow.

On May 30, 2014, the Company amended its Articles of Association to effect a 1-for-436.69219 reverse stock split of its issued and outstanding common stock (“reverse split”) and to increase its authorized shares to 50.0 billion. All share and per share data have been retroactively adjusted in the accompanying financial statements to give effect to the reverse split.

On June 17, 2014, Trinseo completed an initial public offering (the “IPO”) of 11,500,000 ordinary shares at a price of $19.00 per share, which included 1,500,000 shares sold pursuant to the underwriters’ exercise of their over-allotment option. The Company received cash proceeds of $203.2 million from this transaction, net of underwriting discounts. See Note 12 for more information.

Business Activities

The Company is a leading global materials company engaged in the manufacturing and marketing of synthetic rubber, latex, and plastics, including various specialty and technologically differentiated products. The Company develops synthetic rubber, latex, and plastics products that are incorporated into a wide range of products throughout the world, including tires and other products for automotive applications, carpet and artificial turf backing, coated paper and packaging board, food service packaging, appliances, medical devices, consumer electronics and construction applications, among others.

The Company’s operations are located in Europe and the Middle East, North America, Latin America, and Asia Pacific (which includes Asia as well as Australia and New Zealand), supplemented by two strategic joint ventures, Americas Styrenics LLC (“AmSty”), a polystyrene joint venture with Chevron Phillips Chemical Company LP) and Sumika Styron Polycarbonate Limited (“Sumika Styron”). Refer to Note 4 for further information regarding our investments in these unconsolidated affiliates.

The Company has significant manufacturing and production operations around the world, which allow service to its global customer base. As of December 31, 2014, the Company’s production facilities included 34 manufacturing plants (which included a total of 81 production units) at 26 sites across 14 countries, including joint ventures and contract manufacturers. The Company’s manufacturing locations include sites in high-growth emerging markets such as China, Indonesia and Brazil. Additionally, as of December 31, 2014, the Company operated 11 R&D facilities globally, including mini plants, development centers and pilot coaters.

Company Realignment

Until January 1, 2015, the chief executive officer, who is the Company’s chief operating decision maker, managed the Company’s operations under two divisions, Emulsion Polymers and Plastics, which included the following four reporting segments: Latex, Synthetic Rubber, Styrenics, and Engineered Polymers.

Effective January 1, 2015, the Company was reorganized under two new divisions called Performance Materials and Basic Plastics & Feedstocks. The Performance Materials division now includes the following reporting segments: Synthetic Rubber, Latex, and Performance Plastics. The Basic Plastics & Feedstocks division represents a separate segment for financial reporting purposes. These consolidated financial statements and related notes thereto have been retroactively adjusted to reflect this change in reporting segments. See Note 19 for more information.